CONTRIBUTED CAPITAL	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CONTRIBUTED CAPITAL

NOTE 24 — CONTRIBUTED CAPITAL

Contributed Capital

Equity Issued

During the years ended December 31, 2024 and 2023, the Company issued ordinary shares for net cash proceeds of $44,597,612 and $nil, respectively.

During the year ended December 31, 2024, the Company issued the Company ordinary shares with a net value of $6,580,300 from the follow on offering by issuing 23,571,429 ordinary shares (approximately 2,357,142 post consolidated shares). The Company also raised net proceed of $5,990,930 from warrant conversion by issuing 18,170,707 ordinary shares. The Company also issued 500,000 ordinary shares for the CEO purchase for the consideration of $455,000.

During the year ended December 31, 2024, the Company received an approval to utilize the ATM (“At the Market”) offering from the Securities and Exchange Commission for its registration statement F-3. The Company issued 34,014,680 ordinary shares for the net proceed of $31,571,382.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Debt Conversions

During the year December 31, 2023, convertible debt obligations consisting of $18,026,388 of principal and accrued interest were converted into Genius Group shares pursuant to conversion offers extended by Genius Group Ltd. The amount was nil in 2024.

Shares Issued Related to Unconsummated Acquisition

On March 14, 2024, the Company issued 73,873,784 ordinary shares (“Consideration Shares”) at a market price of $0.3970 to LZG International Inc (“LZGI”) for the acquisition of FB Prime Source Acquisition LLC (“FBPAL”) and its assets, subject to the Asset Purchase Agreement dated on January 24, 2024. In September, 2024, the Company received allegations from the shareholders of LZGI and was informed that certain issues related to the ownership and control of shares and alleged financial obligation of FBPAL may be in violation of the transactional documents between the Company and LZGI regarding the acquisition FBPAL. Under such circumstances, the Company filed for arbitration to request for (i) the acquisition to be fully rescinded, (ii) LZGI to return the 73,873,784 issued Consideration Shares, and (iii) LZGI to return the $6,701,580 cash paid subsequent to the share issuance. As of December 31, 2024, the acquisition was rescinded, and the Company has not obtained control of the equity interest or assets of FBPAL. Currently, the arbitration is still ongoing, and all of the issued shares are restricted as per court order. Once the disputes are resolved with agreed upon arbitration result, the issued shares are expected to be returned to the Company.

Employee Share Based Issuance

During the year December 31, 2024, the Company issued 5,760,000 ordinary shares (adjusted for share consolidation) of the Company for the total consideration of $6,421,628 to cover the employment related expenses. The Company registered the S-8 to comply with employee share issuance during this period.

CEO Compensation Plan

During the year December 31, 2024, the Company issued 5,032,753 shares under the CEO Compensation plan for the consideration of $3,448,946. The shares were issued pursuant to CEO compensation plan upon attempted exit of the Company’s CEO by the Board.

Share Issuance in Satisfaction of the Liability

During the year December 31, 2024, the Company issued 135,120 ordinary shares (adjusted for share consolidation) of the Company for the total consideration of $215,161 in satisfaction of the liability based on the contract signed with the customers and vendors.

Share Based Compensation

During the year ended December 31, 2024 and 2023, the Company granted 160,000 and 873,429 Genius Group share options. The fair value of the options granted in 2024 was $177,914 and 2023 was $674,704, with the fair value expensed over the vesting period. During the year ended December 31, 2024, the Company issued 640,000 Restricted Stock Units (RSUs) (adjusted for share consolidation) to the staff The RSUs fair value of $494,854 being expensed during 2024 ($143,016 is in 2023).

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Year ended December 31,
	2024	2023
Risk-free interest rate	4.24%	4.25%
Contractual term (years)	1-4	1-4
Expected volatility	187.90%	204.20%
Expected dividends	0.00%	0.00%

A summary of the option activity during the year ended December 31, 2024 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	1,524,949	$2.54	2	$3,871,101
Granted	873,429	0.77	3	674,704
Exercised	-	-	-	-
Expired	(375,000)	3.52	-	(1,320,933)

Outstanding as of December 31, 2024	2,023,378	$1.59	2	$3,224,872

A summary of the option activity during the year ended December 31, 2023 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	1,026,520	$4.40	2	$4,517,330
Granted	873,429	0.77	4	674,704
Exercised	-	-	-	-
Expired	(375,000)	3.52		(1,320,933)
Outstanding as of December 31, 2023
	1,524,949	$2.54	2	$3,871,101

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

2019 Share Option	$35.57	25,748	GNS	1	$25,748
2020 Share Option	58.12	7,464	GNS	1	7,464
2021 Share Options	60.00	13,421	GNS	3	13,421
2022 Employee Grants (Options)	77.10	519	GNS	3	519
2023 Employee Grants (Options)	7.70	87,343	GNS	3	87,343
2024 Employee Grants (Options)	2.94	160,000	GNS	3	-
	$11.33	294,495		2	$134,495

The Company recorded stock-based compensation in the amount of $4,217,563 and $532,466 during the years ended December 31, 2024 and 2023 respectively, in connection with the amortization of the grant date value of the stock options. The amount of $2,017,105 to be recognized as stock based compensation expense over the period 2024, 2025 and 2026.